Submission	Jan. 10, 2025
Submission [Line Items]
Central Index Key	0000855658
Registrant Name	LATTICE SEMICONDUCTOR CORP
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES